Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Supplemental Information [Abstract]
Components of Changes in Non-cash Working Capital Balances

Components of changes in non-cash working capital balances were as follows:

	2025	2024
Accounts receivable	$18,730	$59,415
Inventory	(7,005)	(6,181)
Accounts payable and accrued liabilities	(18,945)	(54,903)
	$(7,220)	$(1,669)
Pertaining to:
Operations	$(22,526)	$18,711
Investments	15,306	(20,380)

Components of Accounts Receivable	The components of accounts receivable were as follows:

	2025	2024
Trade	$252,201	$263,210
Accrued trade	22,162	33,472
Prepaids and other	77,779	82,030
	$352,142	$378,712

Components of Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities were as follows:

	2025	2024
Accounts payable	$120,395	$113,336
Accrued liabilities:
Payroll	81,816	104,270
Deferred Income	26,799	36,157
Interest Payable	18,029	26,409
Other	33,613	34,183
	$280,652	$314,355

Summary of Operating and General and Administrative Expenses	The following table presents operating and general and administrative expenses by nature:

	2025	2024
Wages, salaries and benefits	$869,472	$870,179
Purchased materials, supplies and services	460,872	463,512
Share-based compensation	23,745	47,416
	$1,354,089	$1,381,107
Allocated to:
Operating expense	$1,239,649	$1,248,686
General and administrative	114,440	132,421
	$1,354,089	$1,381,107